Income tax - Summary of Reconciliation Between Reported Tax Expense and Theoretical Tax Expense Loss Before Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss before tax	€ (709)	€ (131)	€ (173)
Tax using the Luxembourg tax rate	(177)	(33)	(45)
Effect of tax rates in foreign jurisdictions	12	2	(11)
Permanent differences	54	58	(7)
Change in unrecognized deferred taxes	(9)	29	(43)
Adjustments in respect of previous years	(9)	(1)
Other	1	0	11
Income tax (benefit)/expense	€ (128)	€ 55	€ (95)